Financial Instruments - Schedule of Estimating an Increase or a Decrease Profit or Loss (Parentheticals) (Details)	12 Months Ended
Dec. 31, 2025
Schedule of Estimating an Increase or a Decrease Profit or Loss [Line Items]
Short-term investments—% of CDI	101.00%
Debentures—% of CDI	100.00%